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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:       1/31/16

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	APG-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.93%

Australia–12.76%

Amcor Ltd.	2,258,043	$21,415,129
Aurizon Holdings Ltd.	2,651,353	6,965,666
Brambles Ltd.	1,327,434	10,641,037
Coca-Cola Amatil Ltd.	810,631	4,859,126
Computershare Ltd.	1,248,780	9,341,544
CSL Ltd.	301,579	22,451,149
Tassal Group Ltd.	5,807,334	19,882,304
		95,555,955

China–26.29%

Baidu, Inc. -ADR(a)	85,273	13,922,523
China Mobile Ltd.	2,125,000	23,173,778
CNOOC Ltd.	5,341,500	5,394,751
Golden Eagle Retail Group Ltd.	3,820,000	4,202,415
Industrial & Commercial Bank of China Ltd. -Class H	44,689,000	23,437,992
Kweichow Moutai Co., Ltd. -Class A	417,686	12,794,620
Lee & Man Paper Manufacturing Ltd.	57,590,000	32,575,178
Minth Group Ltd.	14,428,000	26,330,328
NetEase, Inc. -ADR	102,876	16,063,058
Stella International Holdings Ltd.	11,445,000	27,574,325
Want Want China Holdings Ltd.	17,228,000	11,358,177
		196,827,145

Hong Kong–14.78%

Cheung Kong Property Holdings Ltd.	3,618,660	19,635,838
CK Hutchison Holdings Ltd.	3,045,160	37,863,816
Galaxy Entertainment Group Ltd.	1,663,000	5,239,355
Hongkong Land Holdings Ltd.	4,423,500	27,701,120
WH Group Ltd. (a)(b)	35,412,500	20,245,361
		110,685,490

Indonesia–5.99%

PT Bank Central Asia Tbk	16,935,900	16,245,783
PT Bank Mandiri Persero Tbk	10,279,200	7,247,668
PT Perusahaan Gas Negara Persero Tbk	22,460,300	3,974,438
PT Telekomunikasi Indonesia Persero Tbk	70,809,200	17,364,412
		44,832,301

Malaysia–4.11%

Kossan Rubber Industries Berhad	3,974,600	6,812,779
Public Bank Berhad	5,388,600	23,958,432
		30,771,211

Philippines–9.77%

Energy Development Corp.	127,116,950	14,698,276
First Gen Corp.	11,399,389	4,406,495
GMA Holdings, Inc. -PDR	21,483,600	2,814,666
Metro Pacific Investments Corp.	237,494,800	27,480,992

	Shares	Value

Philippines–(continued)

Philippine Long Distance Telephone Co.	145,085	$6,780,243
SM Investments Corp.	357,811	6,239,046
SM Prime Holdings Inc.	24,057,800	10,740,074
		73,159,792

Singapore–7.81%

Avago Technologies Ltd.	169,559	22,671,734
Keppel REIT	30,822,700	19,426,084
United Overseas Bank Ltd.	1,278,600	16,357,364
		58,455,182

South Korea–1.01%

Samsung Electronics Co., Ltd.	7,873	7,598,470

Taiwan–3.24%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,675,464	24,225,003

Thailand–6.17%

Big C Supercenter PCL -NVDR	1,288,900	8,128,838
Kasikornbank PCL	5,019,000	23,998,978
Major Cineplex Group PCL	12,239,200	9,618,268
Thai Stanley Electric PCL	911,800	4,468,544
		46,214,628
Total Common Stocks & Other Equity Interests (Cost $607,052,395)		688,325,177

Money Market Funds–8.10%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	30,315,360	30,315,360
Premier Portfolio –Institutional Class, 0.34% (c)	30,315,360	30,315,360
Total Money Market Funds (Cost $60,630,720)		60,630,720
TOTAL INVESTMENTS–100.03% (Cost $667,683,115)		748,955,897
OTHER ASSETS LESS LIABILITIES–(0.03)%		(218,624)
NET ASSETS–100.00%		$748,737,273

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PDR	—Philippine Depositary Receipt
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2016 represented 2.70% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $89,910,821 and from Level 2 to Level 1 of $26,330,328, due to foreign fair value adjustments.

Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$95,555,955	$—	$95,555,955
China	60,518,324	136,308,821	—	196,827,145
Hong Kong	—	110,685,490	—	110,685,490
Indonesia	—	44,832,301	—	44,832,301
Malaysia	6,812,779	23,958,432	—	30,771,211
Philippines	—	73,159,792	—	73,159,792
Singapore	22,671,734	35,783,448	—	58,455,182
South Korea	—	7,598,470	—	7,598,470
Taiwan	—	24,225,003	—	24,225,003
Thailand	4,468,544	41,746,084	—	46,214,628
United States	60,630,720	—	—	60,630,720
Total Investments	$155,102,101	$593,853,796	$—	$748,955,897

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $0 and $63,530,734, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$128,212,801
Aggregate unrealized (depreciation) of investment securities	(47,743,356)
Net unrealized appreciation of investment securities	$80,469,445
Cost of investments for tax purposes is $668,486,452.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	EGR-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.77%

Belgium–1.17%

Anheuser-Busch InBev SA/NV	140,463	$17,688,355

Denmark–2.72%

Carlsberg A/S -Class B	293,757	24,733,343
Novo Nordisk A/S -Class B	297,867	16,634,358
		41,367,701

France–5.27%

Bollore S.A.	2,902,200	11,731,889
Metropole Television S.A.	592,016	9,458,094
Publicis Groupe S.A.	407,129	24,641,792
Schneider Electric S.E.	353,937	19,004,486
Vicat S.A.	281,803	15,226,575
		80,062,836

Germany–11.74%

Allianz S.E.	150,696	24,323,460
Deutsche Boerse AG	468,195	39,804,946
Deutsche Post AG	401,952	9,723,704
GEA Group AG	388,866	16,373,154
MorphoSys AG (a)	330,115	15,755,333
MTU Aero Engines AG	223,860	20,535,686
ProSiebenSat.1 Media SE	512,060	25,465,349
SAP S.E.	331,066	26,250,351
		178,231,983

Ireland–0.70%

Origin Enterprises PLC	1,455,000	10,650,885

Israel–1.50%

Israel Chemicals Ltd.	2,820,421	11,561,334
Israel Discount Bank Ltd. -Class A (a)	6,803,739	11,211,169
		22,772,503

Italy–1.54%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,109,202	15,944,853
Prada S.p.A.	2,526,200	7,499,659
		23,444,512

Netherlands–0.55%

Aalberts Industries N.V.	262,699	8,325,098

Norway–0.53%

Prosafe S.E.	4,929,845	8,090,057

Russia–1.86%

Sberbank PAO -Preference Shares(a)	31,092,640	28,223,691

Spain–0.72%

Construcciones y Auxiliar de Ferrocarriles S.A.	40,824	10,872,618

	Shares	Value

Sweden–5.86%

Getinge AB -Class B	653,934	$14,473,740
Intrum Justitia AB	827,756	27,408,733
Investor AB -Class B	631,815	21,090,740
Sandvik AB	805,703	6,760,583
Telefonaktiebolaget LM Ericsson -Class B	2,181,526	19,236,801
		88,970,597

Switzerland–11.48%

Aryzta AG	338,086	15,458,633
Cie Financiere Richemont S.A.	156,157	10,145,341
Julius Baer Group Ltd.	530,151	22,498,564
Kuoni Reisen Holding AG	66,248	20,566,080
Novartis AG	101,123	7,843,775
Roche Holding AG	102,653	26,706,287
Swatch Group AG (The)	25,736	8,812,715
Syngenta AG	61,764	22,738,036
Tecan Group AG	105,086	15,141,870
UBS Group AG	1,475,656	24,364,260
		174,275,561

Turkey–2.73%

Haci Omer Sabanci Holding A.S.	9,824,741	28,485,147
Tupras-Turkiye Petrol Rafinerileri A.S. (a)	511,845	13,019,611
		41,504,758

United Kingdom–40.40%

Aberdeen Asset Management PLC	5,666,557	19,952,775
Amlin PLC	1,782,194	16,989,505
British American Tobacco PLC	615,278	34,207,778
Compass Group PLC	1,310,467	22,590,918
DCC PLC	681,736	52,819,622
Halma PLC	1,116,661	13,378,926
HomeServe PLC	1,804,139	10,493,452
IG Group Holdings PLC	3,194,258	33,463,310
Informa PLC	2,792,356	25,423,959
John Wood Group PLC	2,295,120	21,219,415
Jupiter Fund Management PLC	2,667,666	15,897,306
Kingfisher PLC	3,871,295	18,118,687
Lancashire Holdings Ltd.	1,171,980	10,418,878
Lloyds Banking Group PLC	15,086,542	14,151,957
Micro Focus International PLC	1,410,849	27,946,696
Next PLC	129,277	12,797,960
RELX PLC	2,035,784	35,859,535
Royal Dutch Shell PLC -Class B	694,654	15,190,248
Savills PLC	1,423,820	15,385,416
Sky PLC	3,532,784	54,754,822
Smith & Nephew PLC	1,308,665	21,800,233
Smiths Group PLC	662,401	8,963,428
Tullett Prebon PLC	1,334,437	6,396,510
UBM PLC	1,431,397	10,707,484
Ultra Electronics Holdings PLC	690,708	18,799,535
Unilever N.V.	419,079	18,691,010

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

William Hill PLC	4,133,916	$22,993,283
WPP PLC	1,560,066	33,955,708
		613,368,356
Total Common Stocks & Other Equity Interests (Cost $1,226,059,939)		1,347,849,511

Money Market Funds–10.79%

Liquid Assets Portfolio –Institutional Class, 0.38% (b)	81,947,709	81,947,709
Premier Portfolio –Institutional Class, 0.34% (b)	81,947,710	81,947,710
Total Money Market Funds (Cost $163,895,419)		163,895,419
TOTAL INVESTMENTS–99.56% (Cost $1,389,955,358)		1,511,744,930
OTHER ASSETS LESS LIABILITIES–0.44%		6,670,098
NET ASSETS–100.00%		$1,518,415,028

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $357,041,349 and from Level 2 to Level 1 of $16,989,505, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Belgium	$—	$17,688,355	$—	$17,688,355
Denmark	—	41,367,701	—	41,367,701
France	—	80,062,836	—	80,062,836
Germany	61,439,404	116,792,579	—	178,231,983
Ireland	10,650,885	—	—	10,650,885
Israel	—	22,772,503	—	22,772,503
Italy	7,499,659	15,944,853	—	23,444,512
Netherlands	—	8,325,098	—	8,325,098
Norway	—	8,090,057	—	8,090,057
Russia	—	28,223,691	—	28,223,691
Spain	—	10,872,618	—	10,872,618
Sweden	—	88,970,597	—	88,970,597
Switzerland	20,566,080	153,709,481	—	174,275,561
Turkey	—	41,504,758	—	41,504,758
United Kingdom	16,989,505	596,378,851	—	613,368,356
United States	163,895,419	—	—	163,895,419
Total Investments	$281,040,952	$1,230,703,978	$—	$1,511,744,930

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $63,770,381 and $6,242,984, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$275,471,440
Aggregate unrealized (depreciation) of investment securities	(158,316,843)
Net unrealized appreciation of investment securities	$117,154,597
Cost of investments for tax purposes is $1,394,590,333.

Invesco European Growth Fund

Invesco Global Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	GLG-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.12%

Australia–1.52%

Amcor Ltd.	524,139	$4,970,899

Belgium–1.00%

Anheuser-Busch InBev SA/NV	26,117	3,288,886

Brazil–1.97%

BM&FBOVESPA S.A.	1,342,831	3,445,051
BRF S.A.	115,941	1,398,238
Cielo S.A.	190,436	1,612,839
		6,456,128

Canada–3.08%

Cenovus Energy Inc.	150,658	1,856,271
CGI Group Inc. -Class A (a)	126,178	5,407,950
Suncor Energy, Inc.	119,685	2,834,814
		10,099,035

China–4.24%

Baidu, Inc. -ADR(a)	16,250	2,653,137
Great Wall Motor Co. Ltd. -Class H	2,349,000	1,775,843
Industrial & Commercial Bank of China Ltd. -Class H	3,044,000	1,596,484
Kweichow Moutai Co., Ltd. -Class A	135,794	4,159,662
NetEase, Inc. -ADR	23,811	3,717,850
		13,902,976

Denmark–2.18%

Carlsberg A/S -Class B	54,508	4,589,389
Novo Nordisk A/S -Class B	45,515	2,541,781
		7,131,170

France–1.56%

Publicis Groupe S.A.	44,708	2,705,985
Schneider Electric S.E.	44,797	2,405,355
		5,111,340

Germany–3.38%

Deutsche Boerse AG	49,647	4,220,883
ProSiebenSat.1 Media SE	75,748	3,767,037
SAP S.E.	38,921	3,086,061
		11,073,981

Hong Kong–2.75%

CK Hutchison Holdings Ltd.	367,732	4,572,415
WH Group Ltd. (a)(b)	7,732,500	4,420,678
		8,993,093

Indonesia–0.65%

PT Bank Mandiri Persero Tbk	3,020,000	2,129,344

	Shares	Value

Israel–2.81%

Check Point Software Technologies Ltd. (a)	29,732	$2,343,179
Teva Pharmaceutical Industries Ltd. -ADR	111,663	6,865,041
		9,208,220

Italy–0.36%

Prada S.p.A.	400,900	1,190,172

Japan–4.17%

FANUC Corp.	14,600	1,949,272
Japan Tobacco, Inc.	107,700	4,208,097
Keyence Corp.	2,800	1,317,532
Toyota Motor Corp.	42,100	2,542,545
Yahoo Japan Corp.	954,300	3,655,555
		13,673,001

Mexico–0.72%

Grupo Televisa S.A.B. -ADR	89,218	2,362,493

Singapore–2.19%

Avago Technologies Ltd.	34,599	4,626,233
United Overseas Bank Ltd.	199,900	2,557,357
		7,183,590

South Korea–0.50%

Samsung Electronics Co., Ltd.	1,691	1,632,035

Spain–0.85%

Amadeus IT Holding S.A. -Class A	67,961	2,790,843

Sweden–2.52%

Getinge AB -Class B	144,091	3,189,214
Sandvik AB	169,053	1,418,509
Telefonaktiebolaget LM Ericsson -Class B	413,629	3,647,401
		8,255,124

Switzerland–5.66%

Cie Financiere Richemont S.A.	29,337	1,905,991
Julius Baer Group Ltd.	57,999	2,461,363
Novartis AG	21,860	1,695,608
Roche Holding AG	16,848	4,383,189
Swatch Group AG (The)	5,679	1,944,646
Syngenta AG	9,762	3,593,820
UBS Group AG	154,068	2,543,786
		18,528,403

Taiwan–1.41%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,085,428	4,633,013

Thailand–0.98%

Kasikornbank PCL -NVDR	672,500	3,216,010

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

Turkey–0.46%

Akbank T.A.S.	621,710	$1,516,712

United Kingdom–11.85%

Aberdeen Asset Management PLC	463,057	1,630,491
British American Tobacco PLC	50,973	2,833,960
Compass Group PLC	147,863	2,548,985
Kingfisher PLC	614,332	2,875,237
Lloyds Banking Group PLC	2,127,084	1,995,315
Next PLC	23,015	2,278,402
RELX PLC	281,410	4,956,926
Royal Dutch Shell PLC -Class B	117,576	2,571,076
Sky PLC	415,916	6,446,306
Smith & Nephew PLC	217,910	3,630,027
Unilever N.V.	59,559	2,656,344
WPP PLC	202,547	4,408,549
		38,831,618

United States–37.31%

Alphabet Inc. -Class A (a)	6,119	4,658,701
Alphabet Inc. -Class C (a)	4,506	3,347,733
Aon PLC	25,002	2,195,926
Apple Inc.	65,241	6,350,559
BB&T Corp.	101,451	3,313,390
Cameron International Corp. (a)	55,183	3,623,316
Cardinal Health, Inc.	20,130	1,637,978
Celgene Corp. (a)	34,123	3,423,219
Cisco Systems, Inc.	177,396	4,220,251
Citrix Systems, Inc. (a)	63,107	4,446,519
Comcast Corp. -Class A	77,539	4,319,698
Discovery Communications, Inc. -Class A (a)	129,518	3,573,402
Dollar General Corp.	63,486	4,765,259
EMC Corp.	168,640	4,177,213
Expedia, Inc.	23,472	2,371,611
Express Scripts Holding Co. (a)	52,857	3,798,832
First Republic Bank	47,774	3,248,632
Gilead Sciences, Inc.	61,384	5,094,872
IHS Inc. -Class A (a)	28,689	3,001,443
Ingersoll-Rand PLC	61,819	3,181,824
JPMorgan Chase & Co.	64,589	3,843,045
Kansas City Southern	37,599	2,665,017
Kennametal Inc.	73,723	1,304,897
Las Vegas Sands Corp.	78,809	3,554,286
Macy’s, Inc.	47,132	1,904,604
Mattel, Inc.	178,014	4,911,406
Mead Johnson Nutrition Co.	50,831	3,684,739
Microsoft Corp.	76,286	4,202,596
Newell Rubbermaid Inc.	129,504	5,022,165
Nielsen Holdings PLC	80,523	3,877,988
Occidental Petroleum Corp.	36,466	2,509,955
Priceline Group Inc. (The) (a)	3,595	3,828,567
Scripps Networks Interactive Inc. -Class A	51,784	3,157,270
Urban Outfitters, Inc. (a)	132,372	3,028,671
		122,245,584
Total Common Stocks & Other Equity Interests (Cost $251,834,559)		308,423,670

	Shares	Value

Money Market Funds–5.94%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	9,730,868	$9,730,868
Premier Portfolio –Institutional Class, 0.34% (c)	9,730,868	9,730,868
Total Money Market Funds (Cost $19,461,736)		19,461,736
TOTAL INVESTMENTS–100.06% (Cost $271,296,295)		327,885,406
OTHER ASSETS LESS LIABILITIES–(0.06)%		(200,108)
NET ASSETS–100.00%		$327,685,298

Investment Abbreviations:

ADR	—American Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2016 represented 1.35% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $12,419,446, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$4,970,899	$—	$4,970,899
Belgium	—	3,288,886	—	3,288,886
Brazil	6,456,128	—	—	6,456,128
Canada	10,099,035	—	—	10,099,035
China	6,370,987	7,531,989	—	13,902,976
Denmark	—	7,131,170	—	7,131,170
France	—	5,111,340	—	5,111,340
Germany	6,853,098	4,220,883	—	11,073,981
Hong Kong	—	8,993,093	—	8,993,093
Indonesia	—	2,129,344	—	2,129,344
Israel	9,208,220	—	—	9,208,220
Italy	1,190,172	—	—	1,190,172
Japan	—	13,673,001	—	13,673,001
Mexico	2,362,493	—	—	2,362,493
Singapore	4,626,233	2,557,357	—	7,183,590
South Korea	—	1,632,035	—	1,632,035
Spain	—	2,790,843	—	2,790,843
Sweden	—	8,255,124	—	8,255,124
Switzerland	—	18,528,403	—	18,528,403
Taiwan	—	4,633,013	—	4,633,013
Thailand	—	3,216,010	—	3,216,010
Turkey	—	1,516,712	—	1,516,712
United Kingdom	—	38,831,618	—	38,831,618
United States	141,707,320	—	—	141,707,320
Total Investments	$188,873,686	$139,011,720	$—	$327,885,406

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $12,940,643 and $11,012,594, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$80,747,787
Aggregate unrealized (depreciation) of investment securities	(24,492,238)
Net unrealized appreciation of investment securities	$56,255,549
Cost of investments for tax purposes is $271,629,857.

Invesco Global Growth Fund

Invesco Global Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	GLOPP-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.30%

Brazil–2.48%

EZ Tec Empreendimentos e Participacoes S.A.	141,692	$437,562

China–2.69%

NetEase, Inc. -ADR	3,040	474,666

France–6.40%

Airbus Group SE	9,878	621,334
Legrand S.A.	9,192	506,506
		1,127,840

Germany–2.72%

Volkswagen AG -Preference Shares	4,125	478,769

Hong Kong–7.40%

Cheung Kong Property Holdings Ltd.	30,180	163,765
CK Hutchison Holdings Ltd.	27,680	344,176
Standard Chartered PLC	117,914	796,915
		1,304,856

Indonesia–1.46%

PT Bank Rakyat Indonesia Persero Tbk	312,100	257,624

Norway–3.96%

Statoil ASA	50,305	698,685

South Korea–2.03%

Samsung Electronics Co., Ltd.	293	282,783
Samsung Electronics Co., Ltd. -GDR	158	75,000
		357,783

Sweden–2.73%

Lundin Petroleum AB (a)	33,494	481,538

Switzerland–1.37%

LafargeHolcim Ltd.	1	36
Novartis AG	3,120	242,008
		242,044

United Kingdom–23.98%

Booker Group PLC	170,932	406,355
British American Tobacco PLC	6,667	370,667
DS Smith PLC	76,200	399,144
HSBC Holdings PLC	27,049	190,781
HSBC Holdings PLC (b)	21,600	152,854
London Stock Exchange Group PLC	12,874	457,186
Rolls-Royce Holdings PLC	56,730	452,869
Royal Dutch Shell PLC -Class A	38,494	845,028
Tesco PLC (a)	179,583	444,840
Thomas Cook Group PLC (a)	333,364	510,597
		4,230,321

	Shares	Value

United States–41.08%

Alphabet Inc. -Class A (a)	361	$274,847
American Express Co.	13,210	706,735
Citigroup Inc.	20,095	855,645
Colfax Corp. (a)	9,550	211,437
First Republic Bank	11,485	780,980
J. C. Penney Co., Inc. (a)	56,639	411,199
JPMorgan Chase & Co.	16,148	960,806
Las Vegas Sands Corp.	10,201	460,065
Markel Corp. (a)	372	312,651
MasterCard, Inc. -Class A	8,660	771,000
McGraw Hill Financial, Inc.	5,883	500,173
Monsanto Co.	1,045	94,677
Samsonite International S.A.	106,200	273,653
United Technologies Corp.	7,213	632,508
		7,246,376
Total Common Stocks & Other Equity Interests (Cost $19,355,970)		17,338,064

Money Market Funds–1.52%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	134,173	134,173
Premier Portfolio –Institutional Class, 0.34% (c)	134,173	134,173
Total Money Market Funds (Cost $268,346)		268,346
TOTAL INVESTMENTS–99.82% (Cost $19,624,316)		17,606,410
OTHER ASSETS LESS LIABILITIES–0.18%		32,428
NET ASSETS–100.00%		$17,638,838

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security traded on the Stock Exchange of Hong Kong.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $1,035,307 and from Level 2 to Level 1 of $273,653, due to foreign fair value adjustments.

Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total
Brazil	$437,562	$—	$—	$437,562
China	474,666	—	—	474,666
France	—	1,127,840	—	1,127,840
Germany	—	478,769	—	478,769
Hong Kong	—	1,304,856	—	1,304,856
Indonesia	—	257,624	—	257,624
Norway	—	698,685	—	698,685
South Korea	—	357,783	—	357,783
Sweden	—	481,538	—	481,538
Switzerland	—	242,044	—	242,044
United Kingdom	—	4,230,321	—	4,230,321
United States	7,514,722	—	—	7,514,722
Total Investments	$8,426,950	$9,179,460	$—	$17,606,410

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $2,237,239 and $2,148,407, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$839,426
Aggregate unrealized (depreciation) of investment securities	(3,166,686)
Net unrealized appreciation (depreciation) of investment securities	$(2,327,260)
Cost of investments for tax purposes is $19,933,670.

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	GSMG-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.82%

Australia–1.04%
Computershare Ltd.	706,036	$5,281,528

Brazil–3.79%

BM&FBOVESPA S.A.	565,000	1,449,515
BR Malls Participacoes S.A.	960,400	2,850,557
CETIP S.A. - Mercados Organizados	670,565	6,411,884
Cielo S.A.	1,016,342	8,607,597
		19,319,553

Canada–5.62%

Fairfax Financial Holdings Ltd.	20,671	10,643,680
Onex Corp.	167,223	9,995,061
Open Text Corp.	90,310	4,418,637
Paramount Resources Ltd. -Class A (a)	267,039	876,882
TransForce, Inc.	180,000	2,698,362
		28,632,622

China–3.55%

Lee & Man Paper Manufacturing Ltd.	18,034,000	10,200,742
NetEase, Inc. -ADR	50,708	7,917,547
		18,118,289

France–0.87%

Bollore S.A.	1,096,700	4,433,314

Germany–4.71%

Deutsche Boerse AG	151,855	12,910,390
MorphoSys AG (a)	157,821	7,532,291
MTU Aero Engines AG	39,000	3,577,646
		24,020,327

Hong Kong–4.81%

Hongkong Land Holdings Ltd.	1,992,100	12,475,053
WH Group Ltd. (a)(b)	21,039,000	12,028,017
		24,503,070

Indonesia–0.54%

PT Perusahaan Gas Negara Persero Tbk	15,437,600	2,731,744

Ireland–0.78%

Origin Enterprises PLC	543,000	3,974,866

Israel–1.75%

Israel Chemicals Ltd.	934,724	3,831,576
Israel Discount Bank Ltd. -Class A (a)	3,086,000	5,085,096
		8,916,672

Japan–1.55%

EXEDY Corp.	339,300	7,916,635

Netherlands–0.52%

NXP Semiconductors N.V. (a)	35,672	2,667,552

	Shares	Value

Norway–0.48%

Prosafe S.E.	1,504,155	$2,468,374

Philippines–1.15%

Energy Development Corp.	50,672,100	5,859,112

Switzerland–2.39%

Aryzta AG	112,518	5,144,769
Tecan Group AG	49,036	7,065,611
		12,210,380

Turkey–3.23%

Haci Omer Sabanci Holding A.S.	2,483,998	7,201,925
Tupras-Turkiye Petrol Rafinerileri A.S. (a)	363,635	9,249,648
		16,451,573

United Kingdom–24.06%

Aberdeen Asset Management PLC	1,170,542	4,121,649
Compass Group PLC	340,574	5,871,097
DCC PLC	308,961	23,937,717
HomeServe PLC	1,099,489	6,394,981
IG Group Holdings PLC	1,360,859	14,256,471
Informa PLC	1,064,791	9,694,753
John Wood Group PLC	680,000	6,286,906
Jupiter Fund Management PLC	958,750	5,713,437
Lancashire Holdings Ltd.	637,330	5,665,851
Micro Focus International PLC	861,607	17,067,077
Savills PLC	548,358	5,925,409
Smiths Group PLC	227,956	3,084,638
UBM PLC	374,848	2,804,029
Ultra Electronics Holdings PLC	225,074	6,126,014
William Hill PLC	1,019,541	5,670,796
		122,620,825

United States–28.98%

Acuity Brands, Inc.	9,649	1,953,247
Advance Auto Parts, Inc.	25,660	3,901,603
Allegion PLC	46,656	2,825,487
Alliance Data Systems Corp. (a)	6,567	1,312,021
Amphenol Corp. -Class A	72,333	3,585,547
Berry Plastics Group Inc. (a)	73,581	2,288,369
Boston Scientific Corp. (a)	226,436	3,969,423
Brunswick Corp.	92,267	3,676,840
Burlington Stores, Inc. (a)	83,481	4,485,434
Cadence Design Systems, Inc. (a)	231,033	4,519,005
Carlisle Cos. Inc.	53,875	4,508,260
Cavium Inc. (a)	73,190	4,228,186
Centene Corp. (a)	59,980	3,722,359
Cinemark Holdings, Inc.	108,002	3,184,979
Concho Resources Inc. (a)	16,005	1,522,556
Constellation Brands, Inc. -Class A	31,693	4,832,549
CoStar Group Inc. (a)	13,888	2,435,539
E*TRADE Financial Corp. (a)	124,612	2,935,859
EQT Corp.	26,133	1,613,451

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Fidelity National Information Services, Inc.	42,371	$2,530,820
Harman International Industries, Inc.	27,532	2,048,105
Hologic, Inc. (a)	64,219	2,179,593
Illumina, Inc. (a)	18,790	2,967,880
Intercontinental Exchange, Inc.	20,530	5,415,814
KAR Auction Services Inc.	97,824	3,269,278
L Brands, Inc.	21,930	2,108,570
Lazard Ltd. -Class A	69,408	2,497,994
Lennox International Inc.	31,708	3,799,253
LinkedIn Corp. -Class A (a)	15,358	3,039,502
McGraw Hill Financial, Inc.	21,456	1,824,189
Medivation Inc. (a)	52,808	1,726,822
MGIC Investment Corp. (a)	348,113	2,304,508
Monster Beverage Corp. (a)	11,557	1,560,542
Pacira Pharmaceuticals, Inc. (a)	35,519	2,110,539
Palo Alto Networks, Inc. (a)	17,943	2,682,299
PPG Industries, Inc.	42,219	4,015,871
Qorvo, Inc. (a)	53,748	2,128,421
Royal Caribbean Cruises Ltd.	29,996	2,458,472
SBA Communications Corp. -Class A (a)	41,592	4,129,254
Signet Jewelers Ltd.	41,277	4,788,132
Stanley Black & Decker Inc.	43,090	4,065,111
SVB Financial Group (a)	33,431	3,387,229

	Shares	Value

United States–(continued)

Tesla Motors, Inc. (a)	9,332	$1,784,278
Tractor Supply Co.	44,497	3,929,530
Tyler Technologies, Inc. (a)	15,606	2,451,078
Under Armour, Inc. -Class A (a)	17,717	1,513,563
VCA, Inc. (a)	65,925	3,379,975
VWR Corp. (a)	150,311	3,676,607
WhiteWave Foods Co. (The) (a)	64,302	2,427,400
		147,701,343
Total Common Stocks & Other Equity Interests (Cost $384,964,881)		457,827,779

Money Market Funds–10.08%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	25,688,429	25,688,429
Premier Portfolio –Institutional Class, 0.34% (c)	25,688,428	25,688,428
Total Money Market Funds (Cost $51,376,857)		51,376,857
TOTAL INVESTMENTS–99.90% (Cost $436,341,738)		509,204,636
OTHER ASSETS LESS LIABILITIES–0.10%		502,669
NET ASSETS–100.00%		$509,707,305

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2016 represented 2.36% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $102,455,375, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$5,281,528	$—	$5,281,528
Brazil	19,319,553	—	—	19,319,553
Canada	28,632,622	—	—	28,632,622
China	7,917,547	10,200,742	—	18,118,289
France	—	4,433,314	—	4,433,314
Germany	—	24,020,327	—	24,020,327
Hong Kong	—	24,503,070	—	24,503,070
Indonesia	—	2,731,744	—	2,731,744
Ireland	3,974,866	—	—	3,974,866
Israel	—	8,916,672	—	8,916,672
Japan	—	7,916,635	—	7,916,635
Netherlands	2,667,552	—	—	2,667,552
Norway	—	2,468,374	—	2,468,374
Philippines	—	5,859,112	—	5,859,112
Switzerland	—	12,210,380	—	12,210,380
Turkey	—	16,451,573	—	16,451,573
United Kingdom	—	122,620,825	—	122,620,825
United States	199,078,200	—	—	199,078,200
Total Investments	$261,590,340	$247,614,296	$—	$509,204,636

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $25,602,282 and $37,677,072, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$121,832,980
Aggregate unrealized (depreciation) of investment securities	(50,042,956)
Net unrealized appreciation of investment securities	$71,790,024
Cost of investments for tax purposes is $437,414,612.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	ICO-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.95%

Belgium–7.43%

Anheuser-Busch InBev SA/NV	2,218	$279,310
Groupe Bruxelles Lambert S.A.	944	71,623
		350,933

Brazil–4.16%

Cielo S.A.	12,100	102,477
Localiza Rent a Car S.A.	17,144	94,011
		196,488

China–17.70%

Alibaba Group Holding Ltd. –ADR (a)	1,616	108,320
Baidu, Inc. –ADR (a)	543	88,656
Chongqing Rural Commercial Bank Co., Ltd. -Class H	171,000	87,559
Fosun International Ltd.	144,500	192,392
Kweichow Moutai Co., Ltd. -Class A	4,100	125,592
New Oriental Education & Technology Group, Inc. -ADR	3,850	120,928
Sinopharm Group Co. Ltd. -Class H	32,400	113,373
		836,820

Denmark–1.64%

DSV A/S	1,997	77,668

France–7.08%

Bureau Veritas S.A.	6,754	128,774
Edenred	6,029	114,290
Publicis Groupe S.A.	1,516	91,757
		334,821

Germany–2.83%

Carl Zeiss Meditec AG	1,920	56,671
Henkel AG & Co. KGaA	837	76,939
		133,610

Hong Kong–3.66%

AIA Group Ltd.	18,600	104,082
Sands China Ltd.	19,600	68,763
		172,845

Ireland–3.24%

Experian PLC	8,974	153,243

Japan–7.28%

Japan Tobacco, Inc.	3,300	128,939
MISUMI Group Inc.	5,200	63,695
SMC Corp.	200	45,185
SoftBank Group Corp.	2,400	106,210
		344,029

Luxembourg–1.44%

L’Occitane International S.A.	39,000	68,248

	Shares	Value

South Korea–5.94%

AmorePacific Corp. -Preference Shares (a)	500	$96,882
Samsung Electronics Co., Ltd. -Preference Shares	220	184,000
		280,882

Switzerland–3.93%

Nestle S.A.	1,535	113,062
Sonova Holding AG	607	72,865
		185,927

United Kingdom–19.87%

Abcam PLC	5,347	49,370
Aggreko PLC	5,728	70,373
Diageo PLC	4,890	131,648
Electrocomponents PLC	18,380	55,052
Howden Joinery Group PLC	10,709	76,701
Liberty Global PLC -Series A (a)	2,834	97,518
Reckitt Benckiser Group PLC	1,086	96,906
Rolls-Royce Holdings PLC	8,878	70,872
Rotork PLC	44,721	109,556
Spirax-Sarco Engineering PLC	1,084	47,375
Unilever N.V.	2,999	133,756
		939,127

United States–7.75%

Accenture PLC -Class A	1,127	118,943
Markit Ltd. (a)	4,080	115,709
Nielsen Holdings PLC	2,736	131,766
		366,418
Total Common Stocks & Other Equity Interests (Cost $4,699,584)		4,441,059

Money Market Funds–6.47%

Liquid Assets Portfolio –Institutional Class, 0.38% (b)	152,927	152,927
Premier Portfolio –Institutional Class, 0.34% (b)	152,928	152,928
Total Money Market Funds (Cost $305,855)		305,855
TOTAL INVESTMENTS–100.42% (Cost $5,005,439)		4,746,914
OTHER ASSETS LESS LIABILITIES–(0.42)%		(19,859)
NET ASSETS–100.00%		$4,727,055

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Belgium	$—	$350,933	$—	$350,933

Brazil	196,488	—	—	196,488

China	317,904	518,916	—	836,820

Denmark	—	77,668	—	77,668

France	—	334,821	—	334,821

Germany	76,939	56,671	—	133,610

Hong Kong	—	172,845	—	172,845

Ireland	—	153,243	—	153,243

Japan	—	344,029	—	344,029

Luxembourg	—	68,248	—	68,248

South Korea	—	280,882	—	280,882

Switzerland	—	185,927	—	185,927

United Kingdom	97,518	841,609	—	939,127

United States	672,273	—	—	672,273

Total Investments	$1,361,122	$3,385,792	$—	$4,746,914

Invesco International Companies Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 21, 2015 (commencement date) through January 31, 2016 was $4,921,698 and $197,290, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,694
Aggregate unrealized (depreciation) of investment securities	(292,219)
Net unrealized appreciation (depreciation) of investment securities	$(258,525)
Cost of investments is the same for tax and financial reporting purposes.

Invesco International Companies Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	IGR-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.33%

Australia–4.42%

Amcor Ltd.	17,559,651	$166,534,555
Aurizon Holdings Ltd.	17,916,432	47,070,262
Brambles Ltd.	9,027,923	72,370,046
CSL Ltd.	1,088,850	81,059,803
		367,034,666

Belgium–1.42%

Anheuser-Busch InBev SA/NV	938,705	118,210,114

Brazil–1.61%

BM&FBOVESPA S.A.	36,032,902	92,442,882
BRF S.A.	3,381,500	40,780,593
		133,223,475

Canada–7.58%

Canadian National Railway Co.	1,276,185	69,191,027
Cenovus Energy Inc.	4,900,891	60,384,323
CGI Group Inc. -Class A (a)	4,939,549	211,707,550
Fairfax Financial Holdings Ltd.	198,260	102,085,820
Great-West Lifeco Inc.	2,519,594	62,448,016
Suncor Energy, Inc.	5,213,120	123,475,977
		629,292,713

China–4.21%

Baidu, Inc. –ADR (a)	679,219	110,896,086
Great Wall Motor Co. Ltd. -Class H	70,077,000	52,978,189
Industrial & Commercial Bank of China Ltd. -Class H	112,219,461	58,855,622
Kweichow Moutai Co., Ltd. -Class A	4,143,964	126,938,529
		349,668,426

Denmark–2.84%

Carlsberg A/S -Class B	1,678,247	141,302,703
Novo Nordisk A/S -Class B	1,697,380	94,790,045
		236,092,748

France–2.96%

Publicis Groupe S.A.	2,501,846	151,426,127
Schneider Electric S.E.	1,758,626	94,428,623
		245,854,750

Germany–8.27%

Allianz S.E.	813,953	131,378,095
Deutsche Boerse AG	2,191,609	186,325,949
Deutsche Post AG	2,871,804	69,472,400
ProSiebenSat.1 Media SE	2,689,182	133,736,199
SAP S.E.	2,088,843	165,625,169
		686,537,812

Hong Kong–3.27%

CK Hutchison Holdings Ltd.	14,406,323	179,129,625

	Shares	Value

Hong Kong–(continued)

Galaxy Entertainment Group Ltd.	29,360,090	$92,500,269
		271,629,894

Israel–2.74%

Teva Pharmaceutical Industries Ltd. -ADR	3,700,678	227,517,683

Japan–7.83%

Denso Corp.	938,547	40,734,224
FANUC Corp.	423,712	56,570,553
Japan Tobacco, Inc.	4,744,000	185,359,452
Keyence Corp.	113,127	53,231,565
Komatsu Ltd.	4,215,628	62,608,488
Toyota Motor Corp.	1,832,430	110,665,931
Yahoo Japan Corp.	36,726,500	140,685,047
		649,855,260

Mexico–2.39%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	825,623	78,285,573
Grupo Televisa S.A.B. -ADR	4,518,650	119,653,852
		197,939,425

Singapore–3.49%

Avago Technologies Ltd.	1,306,974	174,755,494
United Overseas Bank Ltd.	9,014,566	115,324,992
		290,080,486

South Korea–1.00%

Samsung Electronics Co., Ltd.	85,781	82,789,830

Spain–1.20%

Amadeus IT Holding S.A. -Class A	2,432,721	99,900,572

Sweden–4.14%

Getinge AB -Class B	3,295,657	72,943,879
Investor AB -Class B	3,842,905	128,280,764
Sandvik AB	4,554,126	38,213,267
Telefonaktiebolaget LM Ericsson -Class B	11,831,794	104,333,329
		343,771,239

Switzerland–8.37%

Cie Financiere Richemont S.A.	882,618	57,342,676
Julius Baer Group Ltd.	2,529,051	107,327,944
Novartis AG	709,604	55,041,623
Roche Holding AG	588,884	153,204,536
Swatch Group AG (The)	165,349	56,620,049
Syngenta AG	375,579	138,267,095
UBS Group AG	7,701,971	127,165,697
		694,969,620

Taiwan–1.97%

Taiwan Semiconductor Manufacturing Co. Ltd.	38,241,887	163,230,675

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Thailand–1.38%

Kasikornbank PCL -NVDR	23,867,800	$114,139,886

Turkey–0.91%

Akbank T.A.S.	31,099,866	75,870,649

United Kingdom–22.33%

Aberdeen Asset Management PLC	15,699,420	55,279,950
British American Tobacco PLC	3,732,349	207,508,419
Compass Group PLC	8,902,104	153,461,859
Informa PLC	9,216,889	83,918,314
Kingfisher PLC	25,337,739	118,587,336
Lloyds Banking Group PLC	90,825,712	85,199,219
Next PLC	804,960	79,688,157
RELX PLC	13,286,046	234,028,480
Royal Dutch Shell PLC -Class B	4,832,486	105,673,706
Sky PLC	19,046,921	295,209,323
Smith & Nephew PLC	7,250,140	120,775,557
Unilever N.V.	2,494,312	111,246,830
WPP PLC	9,337,542	203,236,820
		1,853,813,970
Total Common Stocks & Other Equity Interests (Cost $6,844,421,044)		7,831,423,893

	Shares	Value

Money Market Funds–5.13%

Liquid Assets Portfolio –Institutional Class, 0.38% (b)	212,927,889	$212,927,889
Premier Portfolio –Institutional Class, 0.34% (b)	212,927,889	212,927,889
Total Money Market Funds (Cost $425,855,778)		425,855,778
TOTAL INVESTMENTS–99.46% (Cost $7,270,276,822)		8,257,279,671
OTHER ASSETS LESS LIABILITIES–0.54%		44,681,338
NET ASSETS–100.00%		$8,301,961,009

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $817,979,387, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$367,034,666	$—	$367,034,666
Belgium	—	118,210,114	—	118,210,114
Brazil	133,223,475	—	—	133,223,475
Canada	629,292,713	—	—	629,292,713
China	110,896,086	238,772,340	—	349,668,426
Denmark	—	236,092,748	—	236,092,748
France	—	245,854,750	—	245,854,750
Germany	368,833,768	317,704,044	—	686,537,812
Hong Kong	—	271,629,894	—	271,629,894
Israel	227,517,683	—	—	227,517,683
Japan	—	649,855,260	—	649,855,260
Mexico	197,939,425	—	—	197,939,425
Singapore	174,755,494	115,324,992	—	290,080,486
South Korea	—	82,789,830	—	82,789,830
Spain	—	99,900,572	—	99,900,572
Sweden	—	343,771,239	—	343,771,239
Switzerland	—	694,969,620	—	694,969,620
Taiwan	—	163,230,675	—	163,230,675
Thailand	—	114,139,886	—	114,139,886
Turkey	—	75,870,649	—	75,870,649
United Kingdom	—	1,853,813,970	—	1,853,813,970
United States	425,855,778	—	—	425,855,778
Total Investments	$2,268,314,422	$5,988,965,249	$—	$8,257,279,671

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $197,692,474 and $172,952,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,586,955,825
Aggregate unrealized (depreciation) of investment securities	(658,062,844)
Net unrealized appreciation of investment securities	$928,892,981
Cost of investments for tax purposes is $7,328,386,690.

Note 4 – Subsequent Event

As of the open of business on March 18, 2016, the Fund will open sales of its shares to certain investors.

Invesco International Growth Fund

Invesco International Core Equity Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	I-ICE-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.96%

Australia–2.01%

Australia and New Zealand Banking Group Ltd.	126,321	$2,187,608

Canada–6.69%

Hudson’s Bay Co.	72,550	895,967
Intact Financial Corp.	26,551	1,592,093
Peyto Exploration & Development Corp.	30,053	646,391
Suncor Energy, Inc.	77,397	1,833,196
Toronto-Dominion Bank (The)	28,430	1,078,670
Vermilion Energy, Inc.	46,578	1,245,538
		7,291,855

China–0.92%

Baidu, Inc. -ADR(a)	6,145	1,003,294

Finland–1.80%

Sampo Oyj -Class A	40,685	1,964,679

France–9.02%

Criteo S.A. -ADR(a)	17,755	525,193
Danone	49,533	3,416,335
Europcar Groupe S.A. (a)(b)	62,934	714,522
LVMH Moet Hennessy Louis Vuitton S.E.	12,875	2,075,590
Publicis Groupe S.A.	20,219	1,223,770
Rexel S.A.	103,387	1,225,986
TOTALS.A.	14,586	649,014
		9,830,410

Germany–5.93%

Bayer AG	25,305	2,838,770
Muenchener Rueckversicherungs- Gesellschaft AG	13,365	2,560,606
SAP S.E.	13,464	1,067,566
		6,466,942

Hong Kong–1.01%

AIA Group Ltd.	133,600	747,598
AIA Group Ltd. -ADR	16,225	357,320
		1,104,918

Ireland–2.01%

Shire PLC -ADR	13,022	2,191,603

Israel–1.94%

Teva Pharmaceutical Industries Ltd. -ADR	34,382	2,113,805

Italy–0.12%

Ferrari N.V. (a)	3,410	135,208

Japan–15.69%

ASICS Corp.	65,800	1,220,654
Hitachi, Ltd.	266,000	1,312,878
Honda Motor Co., Ltd.	51,800	1,404,026
KDDI Corp.	104,100	2,631,886

	Shares	Value

Japan–(continued)
Keyence Corp.	2,100	$988,149
Komatsu Ltd.	48,093	714,254
Mitsubishi Estate Co. Ltd.	56,000	1,109,982
Mitsubishi UFJ Financial Group, Inc.	261,000	1,345,065
Nissan Chemical Industries, Ltd.	30,500	705,684
NTT DOCOMO, Inc.	60,900	1,358,545
ORIX Corp.	56,600	803,281
Rakuten Inc.	122,200	1,258,863
Toyota Motor Corp.	37,200	2,246,619
		17,099,886

Netherlands–8.80%

Arcadis N.V.	49,273	661,422
GrandVision N.V. (b)	59,102	1,648,166
Heineken N.V.	12,723	1,106,429
ING Groep N.V.	227,010	2,620,546
Koninklijke DSM N.V.	36,018	1,755,231
Koninklijke Philips N.V.	67,770	1,803,033
		9,594,827

Singapore–2.67%

Avago Technologies Ltd.	9,260	1,238,155
DBS Group Holdings Ltd.	167,460	1,668,027
		2,906,182

Sweden–3.41%

Sandvik AB	119,265	1,000,742
Svenska Handelsbanken AB -Class A	216,265	2,717,318
		3,718,060

Switzerland–10.08%

ABB Ltd.	93,704	1,622,674
Novartis AG -ADR	34,552	2,694,019
Roche Holding AG	10,944	2,847,200
TE Connectivity Ltd.	20,335	1,162,349
UBS Group AG	161,216	2,661,805
		10,988,047

Taiwan–3.00%

Taiwan Semiconductor Manufacturing Co. Ltd.	699,000	2,983,593
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	12,719	284,270
		3,267,863

United Kingdom–21.18%

British American Tobacco PLC	18,882	1,049,788
Diageo PLC	109,410	2,945,525
Fiat Chrysler Automobiles N.V.	114,647	808,150
Imperial Tobacco Group PLC	19,263	1,043,706
Kingfisher PLC	250,042	1,170,263
Liberty Global PLC -Series A (a)	32,734	1,126,377
Liberty Global PLC -Series C (a)	34,158	1,137,803
Liberty Global PLC LiLAC -Series A (a)	5,291	186,243

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United Kingdom–(continued)

Liberty Global PLC LiLAC -Series C (a)	1,041	$38,361
Meggitt PLC	177,299	924,698
Rio Tinto PLC	25,451	626,003
Royal Dutch Shell PLC -Class A -ADR	65,918	2,895,778
SABMiller PLC	21,788	1,298,533
Smiths Group PLC	107,297	1,451,914
Spectris PLC	27,683	627,797
St. James’s Place PLC	178,475	2,451,759
Vodafone Group PLC -ADR	102,517	3,301,047
		23,083,745

United States–2.68%

Aon PLC	21,209	1,862,786
Chubb Ltd.	9,413	1,064,328
		2,927,114
Total Common Stocks & Other Equity Interests (Cost $121,286,684)		107,876,046

	Shares	Value

Money Market Funds–0.47%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	258,781	$258,781
Premier Portfolio –Institutional Class, 0.34% (c)	258,782	258,782
Total Money Market Funds (Cost $517,563)		517,563
TOTAL INVESTMENTS–99.43% (Cost $121,804,247)		108,393,609
OTHER ASSETS LESS LIABILITIES–0.57%		618,074
NET ASSETS–100.00%		$109,011,683

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $2,362,688, which represented 2.17% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Core Equity Fund

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $11,057,375, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$2,187,608	$—	$2,187,608
Canada	7,291,855	—	—	7,291,855
China	1,003,294	—	—	1,003,294
Finland	—	1,964,679	—	1,964,679
France	1,239,715	8,590,695	—	9,830,410
Germany	3,628,172	2,838,770	—	6,466,942
Hong Kong	—	1,104,918	—	1,104,918
Ireland	2,191,603	—	—	2,191,603
Israel	2,113,805	—	—	2,113,805
Italy	135,208	—	—	135,208
Japan	—	17,099,886	—	17,099,886
Netherlands	—	9,594,827	—	9,594,827
Singapore	1,238,155	1,668,027	—	2,906,182
Sweden	—	3,718,060	—	3,718,060
Switzerland	3,856,368	7,131,679	—	10,988,047
Taiwan	284,270	2,983,593	—	3,267,863
United Kingdom	9,984,142	13,099,603	—	23,083,745
United States	3,444,677	—	—	3,444,677
Total Investments	$36,411,264	$71,982,345	$—	$108,393,609

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $14,135,391and $12,338,406, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,791,402
Aggregate unrealized (depreciation) of investment securities	(18,651,673)
Net unrealized appreciation (depreciation) of investment securities	$(13,860,271)
Cost of investments for tax purposes is $122,253,880.

Invesco International Core Equity Fund

Invesco Select Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	SOPP-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–90.24%

Brazil–5.93%

Arcos Dorados Holdings, Inc. -Class A (a)	438,029	$1,252,763
CETIP S.A. - Mercados Organizados	111,416	1,065,350
		2,318,113

China–3.60%

Hollysys Automation Technologies Ltd.	76,415	1,406,800

France–6.09%

Ipsos	37,559	770,311
Vicat S.A.	29,863	1,613,579
		2,383,890

Ireland–2.81%

UDG Healthcare PLC	146,646	1,097,661

Monaco–4.11%

GasLog Ltd.	215,481	1,609,643

Netherlands–11.20%

Aalberts Industries N.V.	24,832	786,942
Kendrion N.V.	63,535	1,499,732
SBM Offshore N.V. (a)	158,376	2,093,768
		4,380,442

Norway–2.56%

Prosafe S.E.	611,346	1,003,241

United Kingdom–3.05%

DCC PLC	15,376	1,191,303

United States–50.89%

Alere, Inc. (a)	54,266	2,018,695
Alliance Data Systems Corp. (a)	4,660	931,021

	Shares	Value

United States–(continued)

Booz Allen Hamilton Holding Corp.	65,973	$1,866,376
CommScope Holding Co., Inc. (a)	17,403	390,175
Cubic Corp.	31,736	1,268,171
Encore Capital Group, Inc. (a)	135,316	3,101,443
Global Payments Inc.	21,057	1,241,310
ION Geophysical Corp. (a)	82,113	36,943
Microsemi Corp. (a)	57,193	1,813,018
Mitel Networks Corp. (a)	251,298	1,833,362
Performant Financial Corp. (a)	320,598	548,223
Rovi Corp. (a)	142,794	2,778,771
Spirit Airlines Inc. (a)	30,451	1,272,852
Ultra Petroleum Corp. (a)	356,622	805,966
		19,906,326
Total Common Stocks (Cost $45,557,293)		35,297,419

Money Market Funds–7.63%
Liquid Assets Portfolio –Institutional Class, 0.38% (b)	1,492,376	1,492,376
Premier Portfolio –Institutional Class, 0.34% (b)	1,492,376	1,492,376
Total Money Market Funds (Cost $2,984,752)		2,984,752
TOTAL INVESTMENTS–97.87% (Cost $48,542,045)		38,282,171
OTHER ASSETS LESS LIABILITIES–2.13%		833,462
NET ASSETS–100.00%		$39,115,633

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $7,075,051, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$2,318,113	$—	$—	$2,318,113
China	1,406,800	—	—	1,406,800
France	—	2,383,890	—	2,383,890
Ireland	—	1,097,661	—	1,097,661
Monaco	1,609,643	—	—	1,609,643
Netherlands	—	4,380,442	—	4,380,442
Norway	—	1,003,241	—	1,003,241
United Kingdom	—	1,191,303	—	1,191,303
United States	22,891,078	—	—	22,891,078
Total Investments	$28,225,634	$10,056,537	$—	$38,282,171

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2016 was $3,612,594 and $10,463,140, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,231,065
Aggregate unrealized (depreciation) of investment securities	(13,490,939)
Net unrealized appreciation (depreciation) of investment securities	$(10,259,874)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.